Investment Portfolioas of March 31, 2026 (Unaudited)
DWS Global Small Cap VIP
	Shares	Value ($)

Common Stocks 98.9%
Australia 1.9%
Dyno Nobel Ltd.	185,390	403,415
Liontown Ltd.*	250,799	304,333
Orora Ltd.	257,110	337,377
Premier Investments Ltd.	30,667	268,221
(Cost $1,341,610)		1,313,346
Bermuda 0.9%
Essent Group Ltd. (Cost $614,448)	10,674	623,789
Canada 2.6%
Aecon Group, Inc.	6,740	202,573
Aurinia Pharmaceuticals, Inc.*	19,475	288,619
Badger Infrastructure Solutions Ltd.	6,877	306,699
Finning International, Inc.	6,180	382,413
Richelieu Hardware Ltd.	5,778	169,631
Russel Metals, Inc.	13,366	461,195
(Cost $1,263,921)		1,811,130
Denmark 0.5%
NKT A/S* (Cost $271,828)	2,457	320,484
Finland 0.4%
Kemira Oyj (a) (Cost $297,770)	12,664	275,976
France 2.8%
Eiffage SA	9,155	1,407,528
Unibail-Rodamco-Westfield (REIT)*	4,819	534,634
(Cost $1,330,525)		1,942,162
Germany 1.4%
HOCHTIEF AG	1,752	793,239
Nordex SE*	3,856	207,235
(Cost $610,421)		1,000,474
Hong Kong 0.2%
Man Wah Holdings Ltd. (Cost $157,822)	268,400	148,384
Israel 0.1%
Qualitau Ltd. (Cost $148,746)	650	108,130
Italy 1.5%
Buzzi SpA	15,664	792,998
Maire SpA	16,891	261,868
(Cost $555,572)		1,054,866

Japan 6.5%
Alfresa Holdings Corp.	23,300	374,457
BML, Inc.	5,800	148,877
Comture Corp.	33,100	304,548
Itoham Yonekyu Holdings, Inc. (a)	13,300	483,153
K&O Energy Group, Inc.	11,900	417,135
Kaken Pharmaceutical Co., Ltd.	12,800	335,295
Macnica Holdings, Inc. (a)	20,300	304,419
Mitsubishi Research Institute, Inc.	4,900	145,982
Nippon Gas Co., Ltd.	13,700	254,417
Seino Holdings Co., Ltd.	31,300	482,608
Suzuken Co., Ltd.	7,400	279,576
TechMatrix Corp.	39,800	453,322
TV Asahi Holdings Corp. (a)	20,600	453,127
Zenkoku Hosho Co., Ltd.	7,400	147,500
(Cost $4,268,321)		4,584,416
Jersey 0.2%
Novocure Ltd.* (b) (Cost $186,362)	13,919	151,717
Korea 2.3%
F&F Co., Ltd.	10,456	421,661
Han Kuk Carbon Co., Ltd.	9,465	243,863
Hansol Chemical Co., Ltd.	695	119,125
MNC Solution Co., Ltd.	2,012	127,203
OCI Holdings Co., Ltd.	1,539	193,594
TK Corp.	13,429	312,346
Wonik Materials Co., Ltd.	6,288	173,324
(Cost $1,544,986)		1,591,116
Netherlands 0.6%
Akzo Nobel NV	3,744	216,212
Pharming Group NV*	132,349	223,752
(Cost $375,155)		439,964
Puerto Rico 1.4%
Popular, Inc. (Cost $606,053)	7,297	979,039
Spain 0.3%
Grifols SA (Cost $215,784)	17,934	187,742
Sweden 1.1%
BioGaia AB "B"	13,635	173,494
Cibus Nordic Real Estate AB publ	9,410	141,613
Hufvudstaden AB "A" (a)	16,235	205,847
New Wave Group AB "B"	26,782	274,728
(Cost $732,175)		795,682
Switzerland 2.7%
Accelleron Industries AG	3,540	319,931
Huber & Suhner AG (Registered)	2,825	626,305
International Workplace Group PLC	118,324	275,046
Siegfried Holding AG (Registered)	6,897	653,089
(Cost $1,540,594)		1,874,371

United Kingdom 5.7%
Clarkson PLC	3,068	187,917
Computacenter PLC	10,566	420,462
Drax Group PLC	69,810	821,143
Genus PLC	9,072	287,125
Greggs PLC	12,538	255,015
nVent Electric PLC (c)	2,605	308,119
Softcat PLC	14,518	235,338
TechnipFMC PLC (c)	21,672	1,498,185
(Cost $1,895,575)		4,013,304
United States 65.8%
ACM Research, Inc. "A"*	9,271	364,814
Adeia, Inc.	41,535	998,086
Affiliated Managers Group, Inc.	4,495	1,243,767
AH Realty Trust, Inc. (REIT)	33,913	186,522
Alcoa Corp.	3,392	224,991
Alpha & Omega Semiconductor Ltd.*	7,949	176,150
Ambarella, Inc.*	4,507	231,998
Americold Realty Trust, Inc. (REIT)	21,462	245,955
Antero Midstream Corp.	13,476	307,253
Apple Hospitality REIT, Inc. (REIT) (a)	18,296	210,587
Archrock, Inc.	4,031	140,279
Ashland, Inc.	6,148	341,890
Aspen Aerogels, Inc.*	81,362	278,258
Atkore, Inc.	4,969	292,724
Benchmark Electronics, Inc.	21,886	1,226,929
BridgeBio Pharma, Inc.*	18,060	1,341,136
Brinker International, Inc.*	1,918	273,833
Bunge Global SA	1,321	168,031
Butterfly Network, Inc.* (a)	119,084	481,099
C.H. Robinson Worldwide, Inc.	2,786	462,671
Casey's General Stores, Inc.	2,109	1,535,057
Cavco Industries, Inc.*	315	152,551
Cboe Global Markets, Inc.	1,578	443,528
Ceribell, Inc.*	16,310	298,962
Clean Energy Fuels Corp.*	128,813	319,456
ClearPoint Neuro, Inc.* (a)	23,399	212,931
Clearway Energy, Inc. "A"	13,156	515,321
CNX Resources Corp.*	24,154	931,137
Coeur Mining, Inc.*	35,396	664,383
Curtiss-Wright Corp.	1,162	791,461
Devon Energy Corp.	7,716	388,269
Dick's Sporting Goods, Inc.	1,138	225,654
Dream Finders Homes, Inc. "A"* (a)	15,731	218,976
Ducommun, Inc.*	7,623	930,006
Duolingo, Inc.*	2,185	215,375
Easterly Government Properties, Inc. (REIT)	7,508	160,896
EastGroup Properties, Inc. (REIT)	2,146	397,203
EchoStar Corp. "A"*	3,712	434,564
EMCOR Group, Inc.	433	319,688
Enact Holdings, Inc.	17,515	714,787
Enphase Energy, Inc.*	4,825	182,433
Essential Properties Realty Trust, Inc. (REIT)	7,490	227,396
Everus Construction Group, Inc.*	3,556	419,821
Expedia Group, Inc.	905	208,955
Federal Agricultural Mortgage Corp. "C"	4,132	612,982

Forestar Group, Inc.*	4,357	106,485
Four Corners Property Trust, Inc. (REIT)	29,198	690,533
Freshpet, Inc.*	2,950	173,932
Hasbro, Inc.	7,593	710,705
Healthpeak Properties, Inc. (REIT)	21,002	345,063
Hecla Mining Co.	60,210	1,121,712
Impinj, Inc.*	1,880	193,076
Installed Building Products, Inc.	786	208,408
Kimco Realty Corp. (REIT)	8,382	188,344
Kite Realty Group Trust (REIT)	13,787	338,471
Kontoor Brands, Inc.	3,695	259,722
Ladder Capital Corp. (REIT)	22,361	218,467
Lamb Weston Holdings, Inc.	4,449	188,015
LGI Homes, Inc.*	4,680	185,000
Lumentum Holdings, Inc.*	2,439	1,714,032
Madison Square Garden Sports Corp.*	4,203	1,350,844
Marcus & Millichap, Inc.	21,342	567,484
MaxLinear, Inc.*	16,197	281,666
MDU Resources Group, Inc.	21,292	441,170
Merchants Bancorp.	14,068	603,658
Meritage Homes Corp.	3,383	209,205
MGIC Investment Corp.	16,544	434,280
Murphy USA, Inc.	319	157,576
National HealthCare Corp.	3,735	596,480
Neogen Corp.*	28,928	268,741
NMI Holdings, Inc.*	9,448	354,395
Noble Corp. PLC	4,594	225,428
Option Care Health, Inc.*	13,500	363,420
Pinnacle Financial Partners, Inc.	8,423	725,557
Primo Brands Corp.	15,304	288,174
Radian Group, Inc.	9,000	297,720
Ralph Lauren Corp.	1,540	529,745
Regal Rexnord Corp.	996	186,511
Reinsurance Group of America, Inc.	3,926	801,532
Rush Enterprises, Inc. "A"	13,817	913,442
RxSight, Inc.*	32,604	200,841
Sensata Technologies Holding PLC	6,733	237,136
Senseonics Holdings, Inc.* (a)	23,941	159,447
SentinelOne, Inc. "A"*	44,931	578,711
SiTime Corp.*	1,500	518,025
SkyWest, Inc.*	10,904	1,001,314
Stride, Inc.*	7,312	644,699
Taylor Morrison Home Corp.*	14,345	835,453
TETRA Technologies, Inc.*	23,682	201,771
The RMR Group, Inc. "A"	4,784	74,008
Thermon Group Holdings, Inc.*	13,220	666,288
TopBuild Corp.*	2,549	895,464
Triumph Financial, Inc.*	8,390	500,547
Trupanion, Inc.*	10,831	277,382
Unum Group	8,571	625,940
Utz Brands, Inc.	20,971	166,090
Valaris Ltd.*	2,157	211,472
VF Corp.	13,163	223,639
Walker & Dunlop, Inc.	5,105	226,560
Williams-Sonoma, Inc.	809	147,505

Wolfspeed, Inc.*	14,055	229,378
Zions Bancorp. NA	9,044	521,115
(Cost $31,225,485)		46,100,543
Total Common Stocks (Cost $49,183,153)		69,316,635

Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (d) (e) (Cost $1,649,255)	1,649,255	1,649,255

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $588,565)	588,565	588,565

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,420,973)	102.1	71,554,455
Other Assets and Liabilities, Net	(2.1)	(1,462,762)
Net Assets	100.0	70,091,693
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (d) (e)
934,646	714,609 (f)	—	—	—	946	—	1,649,255	1,649,255
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.66% (d)
1,127,866	1,991,969	2,531,270	—	—	9,984	—	588,565	588,565
2,062,512	2,706,578	2,531,270	—	—	10,930	—	2,237,820	2,237,820

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $1,976,733, which is 2.8% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $459,517.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

REIT: Real Estate Investment Trust

At March 31, 2026 the DWS Global Small Cap VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Industrials	13,098,356	19%
Financials	10,352,545	15%
Information Technology	8,667,498	12%
Consumer Discretionary	7,670,474	11%
Health Care	7,026,800	10%
Materials	5,691,452	8%
Real Estate	4,896,087	7%
Energy	4,223,250	6%
Consumer Staples	3,002,453	4%
Utilities	2,449,185	4%
Communication Services	2,238,535	3%
Total	69,316,635	99%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,313,346	$—	$1,313,346
Bermuda	623,789	—	—	623,789
Canada	1,811,130	—	—	1,811,130
Denmark	—	320,484	—	320,484
Finland	—	275,976	—	275,976
France	—	1,942,162	—	1,942,162
Germany	—	1,000,474	—	1,000,474
Hong Kong	—	148,384	—	148,384
Israel	—	108,130	—	108,130
Italy	—	1,054,866	—	1,054,866
Japan	—	4,584,416	—	4,584,416
Jersey	151,717	—	—	151,717
Korea	—	1,591,116	—	1,591,116
Netherlands	—	439,964	—	439,964
Puerto Rico	979,039	—	—	979,039
Spain	—	187,742	—	187,742
Sweden	—	795,682	—	795,682
Switzerland	—	1,874,371	—	1,874,371
United Kingdom	1,806,304	2,207,000	—	4,013,304
United States	46,100,543	—	—	46,100,543
Short-Term Investments (a)	2,237,820	—	—	2,237,820
Total	$53,710,342	$17,844,113	$—	$71,554,455

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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